Cover	Oct. 18, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Code Chain New Continent Limited is filing this Amendment No. 1 to the Current Report on Form 8-K filed with the Securities and Exchange Commission on October 18, 2022 (the “Original Form 8-K”) to correct a typographical error of the number of votes as described in Item 5.07. There is no change to the other information in the Original Form 8-K.
Document Period End Date	Oct. 18, 2021
Entity File Number	001-37513
Entity Registrant Name	Code Chain New Continent Limited
Entity Central Index Key	0001641398
Entity Tax Identification Number	47-3709051
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1678 Jinshajiang Road
Entity Address, Address Line Two	Building No. 6, Room 901
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200062
City Area Code	+86
Local Phone Number	021-32583578
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	CCNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false